Financial Assets & Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Financial assets and financial liabilities measured at fair value on a recurring basis
The following table presents the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022.

($ in millions)
	Fair Value	2023		2022
At December 31:	Hierarchy Level	Assets (6)	Liabilities (7)	Assets (6)	Liabilities (7)
Cash equivalents (1)
Time deposits and certificates of deposit (2)	2	$7,206	N/A	$3,712	N/A
Money market funds	1	494	N/A	306	N/A
Total cash equivalents		$7,699	N/A	$4,018	N/A
Equity investments	1	25	N/A	—	N/A
Debt securities–current (2)(3)	2	373	N/A	852	N/A
Debt securities–noncurrent (2)(4)	2,3	8	N/A	31	N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	2	299	3	336
Foreign exchange contracts	2	131	275	184	674
Derivatives not designated as hedging instruments
Foreign exchange contracts (5)	2	115	19	42	16
Equity contracts	2	93	—	49	8
Total		$8,446	$593	$5,179	$1,034
(1)Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)Available-for-sale debt securities with carrying values that approximate fair value.
(3) U.S. treasury bills and term deposits that are reported within marketable securities in the Consolidated Balance Sheet.
(4)Includes immaterial activity related to private company investments reported within investments and sundry assets in the Consolidated Balance Sheet.
(5)2023 assets include $62 million related to foreign exchange call option contracts entered into in connection with the planned acquisition of StreamSets and webMethods from Software AG. Refer to note T, “Derivative Financial Instruments,” for additional information.
(6)The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2023 were $304 million and $37 million, respectively, and at December 31, 2022 were $271 million and $7 million, respectively.
(7)The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2023 were $294 million and $299 million, respectively, and at December 31, 2022 were $546 million and $488 million, respectively.
N/A–Not applicable